Net Income (loss) Per Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated. Net income (loss) per ordinary share calculations for all periods presented have been retrospectively adjusted to reflect the Reverse Stock Split, as discussed in Note 1(d).

	Year Ended December 31
	2021(*)	2020	2019

	U.S. dollars in thousands
Basic net loss per Ordinary Share
Numerator:
Net loss from continuing operations	(26,534)	(19,635)	(25,934)
Dividend on Series E Redeemable Preferred	(2,710)	(3,428)	(3,203)
Dividend on Series D Redeemable Preferred	(4,023)	(5,090)	(4,757)
Dividend on Series C Redeemable Preferred	(1,426)	(1,805)	(1,687)
Dividend on Series B-2 Redeemable Preferred	(985)	(1,245)	(1,163)
Dividend on Series B-1 Redeemable Preferred	(394)	(498)	(465)
Dividend on Series A Redeemable Preferred	(1,792)	(2,264)	(2,116)

Numerator for basic and diluted net loss per common share net loss attributable to common stockholders	(37,864)	(33,965)	(39,325)

Denominator:
Denominator for basic and dilutive net loss per common share- adjusted weighted-average share	33,031,205	10,448,218	9,522,608

Basic and dilutive net loss per common share	(1.15)	(3.25)	(4.13)

(*)	Dividend on Redeemable Preferred Shared referred to the period that started on January 1, 2021 and ended on September 29, 2021 (Recapitalization Closing Date, refer to note 1(d)).

Schedule of weighted-average Ordinary shares of securities
The following weighted-average Ordinary Shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been antidilutive:

	2021	2020	2019
Options	16,028,893	15,257,902	14,157,546
Warrants liability	41,351	161,808	161,808
Private Warrants	1,683,500	—	—
Public Warrants	2,906,944	—	—
Forfeiture Shares	508,715	—	—
Redeemable Convertible Preferred A shares	24,584,645	32,901,384	32,901,384
Redeemable Convertible Preferred B-1 shares	7,524,342	9,957,400	9,957,400
Redeemable Convertible Preferred B-2 shares	13,950,841	18,670,270	18,670,270
Redeemable Convertible Preferred C shares	7,042,522	9,424,938	9,424,938
Redeemable Convertible Preferred D shares	14,431,585	19,313,646	19,313,646
Redeemable Convertible Preferred E shares	8,279,726	11,080,674	11,080,674